Common Stock and Capital Surplus (Narrative) (Details) In Millions, except Share data, unless otherwise specified	Mar. 31, 2011 JPY (¥)	Dec. 25, 2009 Common stock (Note 16) [Member] JPY (¥)	Dec. 22, 2009 Common stock (Note 16) [Member] JPY (¥)	Dec. 21, 2009 Common stock (Note 16) [Member] JPY (¥)	Jan. 14, 2009 Common stock (Note 16) [Member] JPY (¥)	Dec. 16, 2008 Common stock (Note 16) [Member] JPY (¥)	Dec. 15, 2008 Common stock (Note 16) [Member] JPY (¥)	Dec. 25, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY (¥)	Dec. 21, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY (¥)	Jan. 14, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY (¥)	Dec. 15, 2008 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY (¥)
Minimum percentage of proceeds per issuance of common stock, including conversions of bonds and notes to be credited to common stock account	50.00%
Minimum percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	5.00%
Maximum percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	10.00%
Potential increase in capital accounts and corresponding reduction of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	¥ 1,910,106
Number of common stock issued by way of public offering				2,337,000,000			634,800,000
Number of common stock sold through a secondary offering of shares by way of sale of treasury stock							300,000,000
Common stock, Offered price per share issued by way of public offering				¥ 412.53			¥ 399.80
Common stock, Offered price per share sold through a secondary offering by way of sale of treasury stock							¥ 399.80
Common stock, Issue price per share issued by way of public offering				¥ 428.00			¥ 417.00
Common stock, Issue price per share sold through a secondary offering by way of sale of treasury stock							¥ 417
Common stock, Selling price per share issued by way of public offering				¥ 428.00			¥ 417.00
Common stock, Selling price per share sold through a secondary offering by way of sale of treasury stock							¥ 417
Common stock, Value issued by way of public offering				964,082			253,793
Common stock, Value sold through a secondary offering by way of sale of treasury stock							119,940
Common stock, Value included in Capital stock and Capital surplus								33,621	482,041	13,033	29,811
Number of common stock sold through a secondary offering of shares by way of over-allotment			163,000,000			65,200,000
Common stock, Selling price per share sold through a secondary offering by way of over-allotment			¥ 428.00			¥ 417.00
Common stock, Value sold through a secondary offering of shares by way of over-allotment			69,764			27,188
Number of common stock issued through a secondary offering by way of third-party allotment		163,000,000			65,200,000
Common stock, Issue price per share issued by way of third-party allotment		¥ 412.53			¥ 399.80
Common stock, Value issued through a secondary offering by way of third-party allotment		¥ 67,242			¥ 26,067